Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 27, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 27, 2016
Document Effective Date	Dec. 27, 2016
Prospectus Date	Sep. 01, 2016
Polen Growth Fund | Investor Class
Prospectus:
Trading Symbol	POLRX
Polen Growth Fund | Institutional Class
Prospectus:
Trading Symbol	POLIX